SCOPE OF CONSOLIDATION - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Collected From Settlements of Receivables or Collateral
Disclosure of subsidiaries [line items]
Restricted cash and cash equivalents	€ 47,742	€ 36,935
CHINA
Disclosure of subsidiaries [line items]
Restricted cash and cash equivalents	€ 89,611	€ 55,566
Ferrari International Cars Trading (Shanghai) Co. L.t.d.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	80.00%	80.00%	80.00%